Debt - borrowing programs (Details) kr in Millions	Dec. 31, 2022 SEK (kr)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 SEK (kr)
Unlimited Euro Medium-Term Note Program
Debt
Value outstanding	kr 96,474		kr 107,597
Unlimited SEC-registered U.S. Medium-Term Note Program
Debt
Value outstanding	186,138		159,393
Unlimited Swedish Medium-Term Note Program
Debt
Value outstanding	452		429
Unlimited MTN/STN AUD Debt Issuance Program
Debt
Value outstanding	4,297		4,417
USD 3,000,000,000 U.S.Commercial Paper Program
Debt
Value outstanding	19,412		1,806
Principal amount | $		$ 3,000,000,000
USD 4,000,000,000 Euro-Commercial Paper Program
Debt
Value outstanding	kr 6,283		kr 1,355
Principal amount | $		$ 4,000,000,000